Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 63	$ 20
Prepayments and other current assets	231	356
Total Current Assets	765	376
Investment in subsidiaries and VIEs (restricted)	131,852	116,768
Non-current assets	131,852	116,768
Total Assets	132,617	117,144
Current liabilities
Accrued expenses and other current liabilities	590
Total Current Liabilities	700
Total liabilities	700
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	83,762	83,762
Retained earnings	54,347	42,421
Accumulated other comprehensive loss	(6,200)	(9,047)
Total Shareholders’ Equity	131,917	117,144
Total Liabilities and Shareholders’ Equity	132,617	117,144
Related Party [Member]
Current assets
Due from a related party	471
Current liabilities
Due to a related party	110
Class A Ordinary Share [Member]
Shareholders’ Equity
Ordinary share value	4	4
Class B Ordinary Share [Member]
Shareholders’ Equity
Ordinary share value	$ 4	$ 4